Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Events Occurring After the Reporting Date

NOTE 27. EVENTS OCCURRING AFTER THE REPORTING DATE

On 9 July 2019, the company announced a capital raising comprised of A$4 million institutional placement and A$6 million fully underwritten entitlement offer. The company completed the placement on 17 July 2019 and the entitlement offer on 6 August 2019, successfully raising A$10 million.

In September 2019 Immutep announced that it would receive a £4 million (A$7.39 million) milestone payment from GSK related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.